Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customers	Dec. 31, 2020 USD ($) Customers
Long-Lived Assets	$ 15,945	$ 14,074
Revenue	$ 80,998	$ 60,323
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of major customers | Customers	4	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Revenue	$ 50,400	$ 41,300
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Revenue	12,500	13,700
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Revenue	9,700
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Revenue	8,400
North America Segment [Member]
Long-Lived Assets	11,267	7,920
Revenue	$ 68,460	$ 46,593
North America Segment [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Entity Wide Revenue Major Customer Number | Customers	3	1
Europe Segment [Member]
Long-Lived Assets	$ 4,678	$ 6,154
Revenue	$ 12,538	13,730
Europe Segment [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Entity Wide Revenue Major Customer Number | Customers	1
UNITED STATES | North America Segment [Member]
Long-Lived Assets	$ 9,700	7,100
Revenue	58,700	41,900
CANADA | North America Segment [Member]
Long-Lived Assets	1,500	800
Revenue	$ 9,700	$ 4,700